January 24, 2024

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       BNY Mellon Strategic Municipal Bond Fund, Inc. (the “Registrant”)

1933 Act File No.: 33-31248

1940 Act File No.: 811-05877

CIK No.: 0000855887

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended November 30, 2023.

Please direct any questions or comments to the attention of the undersigned at (412) 236-3018.

Sincerely yours,

/s/ Nicole B. Evoy

Nicole B. Evoy

Associate, Paralegal II

Enclosure